Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Change in Benefit Obligation Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Pension Plans, Defined Benefit [Member]
Change in benefit obligation
Benefit obligation at beginning of year	$ 2,218	[1]	$ 2,301
Service cost	90		87		$ 99
Interest cost	77		84		95
Actuarial (gain) loss	(176)		107
Curtailments, settlements, and special termination benefits expense	15		23
Participant contributions	0		0
Benefit payments	(268)		(396)
Foreign-currency exchange-rate changes	(8)		12
Benefit obligation at end of year	1,948	[1]	2,218	[1]	2,301
Accumulated benefit obligation for all defined-benefit pension plans	1,600		1,900
Other Postretirement Benefits Plan [Member]
Change in benefit obligation
Benefit obligation at beginning of year	302	[1]	296
Service cost	1		2		3
Interest cost	11		12		12
Actuarial (gain) loss	(23)		15
Curtailments, settlements, and special termination benefits expense	0		(1)
Participant contributions	7		5
Benefit payments	(25)		(27)
Foreign-currency exchange-rate changes	0		0
Benefit obligation at end of year	$ 273	[1]	$ 302	[1]	$ 296

[1]	The accumulated benefit obligation for all defined-benefit pension plans was $1.6 billion at December 31, 2018 and $1.9 billion at December 31, 2017.